Liabilities related to associates and joint ventures (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2024
IfrsStatementLineItems [Line Items]
Additional provisions related to environment	$ 956
Discounted rate	7.30%	5.22%
Financial debt held by creditors		$ 4,800
Long-term unsecured debt		3,900
Fund of reparation and compensation programs	$ 1,000
Deferred income tax asset over the provision		$ 1,078
USD [Member]
IfrsStatementLineItems [Line Items]
Definitive agreement amount			$ 31,700
Expenses incurred			7,900
Compensation amount to be paid			18,000
Performance obligation amount			5,800
BRL [Member]
IfrsStatementLineItems [Line Items]
Definitive agreement amount			170,000
Expenses incurred			38,000
Compensation amount to be paid			100,000
Performance obligation amount			$ 32,000